Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets

Fixed assets consist of the following:

	December 31,
	2015	2014
EV charging stations	$4,805,340	$4,708,182
Software	464,997	464,997
Automobiles	132,751	269,915
Office and computer equipment	126,459	98,405
Machinery and equipment	71,509	71,509
	5,601,056	5,613,008
Less: accumulated depreciation	(4,100,163)	(3,305,891)
Fixed assets, net	$1,500,893	$2,307,117